Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 24, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We do not maintain a formal policy or guidelines relating to the grant of stock options close in time to the release of material nonpublic information, and we generally grant annual awards of stock options during the first quarter of each year (other than with respect to off-cycle grants in connection with new hire and promotion-related grants). However, for the calendar year ended December 31, 2025, we did make off-cycle RSU grants to Messrs. Raifeld and Basso, following the Compensation Committee’s review of Meridian’s compensation benchmarking analysis. In the event that our Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee will take the existence of such information into consideration in determining whether to delay the grant of stock options.
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock option awards to our named executive officers in our fiscal year ended December 31, 2025 during the period from four business days before to one business day after the filing of our annual report on Form 10-K on February 26, 2025. We did not grant any stock option awards to our named executive officers during our most recently completed fiscal year during the period from four business days before to one business day after the filing of any quarterly report on Form 10-Q or any current report on Form 8-K disclosing material nonpublic information.
Name	Grant Date	Number of Securities Underlying Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading Day
Ending Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
the Disclosure of Material
Nonpublic Information

Stephen Basso	2/24/2025	100,831	18.08	$765,348	-5.42%
Marianne Zhen	2/24/2025	30,300	18.08	$229,989	-5.42%
(1)
Amounts reflect the aggregate grant date fair value of the stock option awards, determined in accordance with FASB ASC Topic 718. This amount does not reflect the actual economic value realized by the NEO. See Note 10 of the notes to our consolidated financial statements in our Annual Report on Form 10-K filed on February 25, 2026, for a discussion of all assumptions made by the Company in determining the grant date fair values of its equity awards in 2025.

Award Timing Method	We do not maintain a formal policy or guidelines relating to the grant of stock options close in time to the release of material nonpublic information, and we generally grant annual awards of stock options during the first quarter of each year (other than with respect to off-cycle grants in connection with new hire and promotion-related grants). However, for the calendar year ended December 31, 2025, we did make off-cycle RSU grants to Messrs. Raifeld and Basso, following the Compensation Committee’s review of Meridian’s compensation benchmarking analysis.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event that our Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee will take the existence of such information into consideration in determining whether to delay the grant of stock options.
Awards Close in Time to MNPI Disclosures, Table
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock option awards to our named executive officers in our fiscal year ended December 31, 2025 during the period from four business days before to one business day after the filing of our annual report on Form 10-K on February 26, 2025. We did not grant any stock option awards to our named executive officers during our most recently completed fiscal year during the period from four business days before to one business day after the filing of any quarterly report on Form 10-Q or any current report on Form 8-K disclosing material nonpublic information.
Name	Grant Date	Number of Securities Underlying Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading Day
Ending Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
the Disclosure of Material
Nonpublic Information

Stephen Basso	2/24/2025	100,831	18.08	$765,348	-5.42%
Marianne Zhen	2/24/2025	30,300	18.08	$229,989	-5.42%
(1)
Amounts reflect the aggregate grant date fair value of the stock option awards, determined in accordance with FASB ASC Topic 718. This amount does not reflect the actual economic value realized by the NEO. See Note 10 of the notes to our consolidated financial statements in our Annual Report on Form 10-K filed on February 25, 2026, for a discussion of all assumptions made by the Company in determining the grant date fair values of its equity awards in 2025.

Stephen Basso [Member]
Awards Close in Time to MNPI Disclosures
Name		Stephen Basso
Underlying Securities		100,831
Exercise Price | $ / shares		$ 18.08
Fair Value as of Grant Date | $		$ 765,348
Underlying Security Market Price Change		(0.0542)
Marianne Zhen [Member]
Awards Close in Time to MNPI Disclosures
Name		Marianne Zhen
Underlying Securities		30,300
Exercise Price | $ / shares		$ 18.08
Fair Value as of Grant Date | $		$ 229,989
Underlying Security Market Price Change		(0.0542)